Organization and Principal Activities - Additional Information (Details)				12 Months Ended
	May 11, 2017	Apr. 28, 2017 USD ($) shares	Aug. 18, 2015	Dec. 31, 2017 USD ($) Center
Organization And Principal Activities [Line Items]
Formation date				Jul. 12, 2004
Place of incorporation				Delaware, United States of America (the “USA”)
Reorganization date			Aug. 18, 2015
Exchange of ordinary shares as part of reorganization, description				In connection with the Reorganization, all of China Risk Finance LLC’s ordinary shares were exchanged for ordinary shares of China Rapid Finance Limited with equivalent rights. The Series A, Series B and Series C preferred shares of China Risk Finance LLC were cancelled in exchange for an equivalent number of Series A, Series B and Series C preferred shares of China Rapid Finance Limited with equivalent rights and preferences before and after the Reorganization.
Net proceeds after deducting commissions and offering expenses		$ 63,020,000		$ 63,020,000
Upon Initial Public Offering
Organization And Principal Activities [Line Items]
Initial public offering, date		Apr. 28, 2017
Over-allotment option, exercise date	May 11, 2017
Ratio of common shares to ADSs		1
Preferred shares conversion, description				Upon the completion of the IPO, all of the Company’s outstanding preferred shares were converted into common shares immediately as of the same date.
Ordinary Shares | Upon Initial Public Offering
Organization And Principal Activities [Line Items]
Number of shares issued and sold | shares		11,500,000
Maximum
Organization And Principal Activities [Line Items]
Number of data verification centers | Center				100
Minimum [Member]
Organization And Principal Activities [Line Items]
Net proceeds after deducting commissions and offering expenses		$ 50,000,000